Summary of Significant Accounting Policies (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting : The financial statements of the Plan are prepared under the accrual basis of accounting.
Use of Estimates
Use of Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Plan administrator to make estimates and assumptions that affect reported amounts of assets, liabilities, and changes therein and disclosures of contingent assets and liabilities. Actual results could differ from these
estimates.

Risks and Uncertainties
Risks and Uncertainties
: The Plan provides various investment options to its participants. Investment securities, in general, are exposed to various risks such as interest rate risk, liquidity risk, credit risk and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the fair values of investment securities will occur in the near term, and that such changes could materially affect the value of participants’ account balances and the amounts reported in the financial statements.

Concentrations of Investments
Concentrations of Investments
: The Plan’s investments in the following funds accounted for great
er than 10% of the total investments as of December 31, 2025 and 2024:

	2025	2024
FIAM Blend Target Date Fund 2030 Class C	11.2%	11.5%
FIAM Blend Target Date Fund 2035 Class C	12.2%	11.4%

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
: The Plan’s investments are reported at fair value as further described in Note 4. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants
: Notes receivable from participants are reported at their unpaid principal balance plus any accrued but unpaid interest, with no allowance for credit losses, as repayments of principal and interest are received through payroll deductions and the notes are collateralized by the participants’ account balances.

Administrative Expenses
Administrative Expenses
: Administrative expenses of the Plan are paid by the Plan or the Company, as provided in the Plan document. Participants pay administrative costs for loans, distributions and qualified domestic relation orders.
The Plan has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to the recordkeeper to offset the Plan’s administrative expenses or allocate back to the participants in accordance with the Plan document. Future Plan expenses can be paid from any excess revenue sharing amounts. For the year ended December 31, 2025, $661,201 was used to offset Plan expenses. The Plan held undistributed administrative revenues of $3,300,292 and $2,556,336 at December 31, 2025 and 2024, respectively.

Payment of Benefits
Payment of Benefits
: Benefit payments to participants are recorded upon distribution. Amounts allocated to accounts of persons who have elected to withdraw from the Plan, but have not yet been paid, were $0 at December 31, 2025 an
d 20
24.